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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ron Krystyniak
         -------------------------------
Title:   Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Ron Krystyniak            Los Angeles, CA       4/30/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         Oakmont Corporation
       ---------------          ------------------------------------
    [Repeat as necessary.]      The Cypress Funds LLC

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:             1
                                        --------------------

Form 13F Information Table Value Total:       800,778
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                  VALUE               INVESTMENT           OTHER           VOTING
NAME OF ISSUER                       TITLE OF CLASS     CUSIP    (X$1000)   SHARES    DISCRETION          MANAGERS        AUTHORITY
--------------------------           --------------   ---------  --------  --------   ----------    --------------------  ---------
ALLIED WORLD ASSURANCE                   Common       G0219G203     1,181     27,632     Other       Oakmont Corporation     Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs   02364W105    19,938    417,200     Other       Oakmont Corporation     Sole
BAKER HUGHES INC.                        Common       057224107    19,813    299,600     Other       Oakmont Corporation     Sole
BOEING CO                                Common       097023105    31,599    355,400     Other       Oakmont Corporation     Sole
CATERPILLAR INC                          Common       149123101    60,708    905,678     Other       Oakmont Corporation     Sole
COMPUGEN LTD                             Common       M25722105       327    122,825     Other       Oakmont Corporation     Sole
CVS Corporation                          Common       126650100       273      8,000     Other       Oakmont Corporation     Sole
DELPHI FINANCIAL GROUP, INC              Common       247131105    27,920    694,014     Other       Oakmont Corporation     Sole
ENCANA CORP                              Common       292505104    33,041    652,600     Other       Oakmont Corporation     Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857   105,603  1,595,454     Other       Oakmont Corporation     Sole
HILTON HOTELS CORP                       Common       432848109    26,427    734,900     Other       Oakmont Corporation     Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100   191,736  3,297,268     Other       Oakmont Corporation     Sole
MCMORAN EXPLORATION  CO                  Common       582411104     4,863    354,677     Other       Oakmont Corporation     Sole
MCMORAN EXPLORATION  CO                NOTE 6.00%     582411AB0     3,155  2,750,000     Other       Oakmont Corporation     Sole
OCCIDENTAL PETROLEUM CORPORATION         Common       674599105       286      5,800     Other       Oakmont Corporation     Sole
SEI INVESTMENTS CO                       Common       784117103     3,692     61,300     Other       Oakmont Corporation     Sole
STRATUS PROPERTIES INC                   Common       863167201     3,104     92,339     Other       Oakmont Corporation     Sole
SYNTROLEUM CORP                          Common       871630109    23,075  7,395,777     Other       Oakmont Corporation     Sole
TRANSOCEAN INC                           Common       G90078109    26,079    319,200     Other       Oakmont Corporation     Sole
AMERICA MOVIL - ADR SERIES L         Spon ADR L Shs   02364W105    21,324    446,200     Other      The Cypress Funds LLC    Sole
BAKER HUGHES INC.                        Common       057224107    16,533    250,000     Other      The Cypress Funds LLC    Sole
BOEING CO                                Common       097023105    19,694    221,500     Other      The Cypress Funds LLC    Sole
CATERPILLAR INC                          Common       149123101    11,730    175,000     Other      The Cypress Funds LLC    Sole
CVS Corporation                          Common       126650100    15,704    460,000     Other      The Cypress Funds LLC    Sole
ENCANA CORP                              Common       292505104    18,110    357,700     Other      The Cypress Funds LLC    Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857    20,916    316,000     Other      The Cypress Funds LLC    Sole
FUELCELL ENERGY INC                      Common       35952H106     3,930    500,000     Other      The Cypress Funds LLC    Sole
HANOVER COMPRESSOR CO                    Common       410768105    10,569    475,000     Other      The Cypress Funds LLC    Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100    25,941    446,100     Other      The Cypress Funds LLC    Sole
MCMORAN EXPLORATION  CO                  Common       582411104    14,533  1,060,000     Other      The Cypress Funds LLC    Sole
NEKTAR THERAPEUTIC                       Common       640268108    10,448    800,000     Other      The Cypress Funds LLC    Sole
OCCIDENTAL PETROLEUM CORPORATION         Common       674599105    13,028    264,200     Other      The Cypress Funds LLC    Sole
TRANSOCEAN INC                           Common       G90078109    15,498    189,700     Other      The Cypress Funds LLC    Sole
                                                                  -------
                                                                  800,778
                                                                  =======